Debt - Senior notes (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Oct. 07, 2020
Debt
Outstanding Principal	$ 972	$ 1,051
4.75% Senior Notes Due 2028
Debt
Outstanding Principal	600	600	$ 600
Interest rate			4.75%
Aggregate unamortized premium	$ 15	$ 19